FINANCE LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Less: Future interest charges	$ (71)	$ (150)	$ (197)
Present value of lease payments	1,819	2,349	2,812
Less: current portion	(950)	(1,116)	(1,435)
Non-current portion	869	1,233	1,377
Not later than one year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual maturities	943	1,204	1,527
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual maturities	$ 947	$ 1,295	$ 1,482